October 17, 2013

BY EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

STATE FARM MUTUAL FUND TRUST

1933 ACT REGISTRATION NO. 333-42004

1940 ACT REGISTRATION NO. 811-10027

In accordance with Rule 497 of Regulation C under the Securities Act of 1933, State Farm Mutual Fund Trust (the “Trust”) is filing a supplement in Interactive Data Filing format using eXtensible Business Reporting Language (XBRL) to the Trust’s risk/return summaries for its Small Cap Index Fund and International Index Fund.

Please contact the undersigned if you should have any questions concerning this filing.

Sincerely,

/s/ David Moore

David Moore

Assistant Secretary

(309) 766-1908